Note 8 - Leases	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately
34,000
square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The original lease of approximately
21,000
square feet became effective
September 15, 2009
and had an original term of
five
years. Effective
May 19, 2011,
the Company extended the term of the lease through
November 30, 2016
and agreed to lease approximately
13,000
square feet of additional space adjacent to the existing leased property. The lease term for the additional space became effective
September 1, 2011
and had the same termination date,
November 30, 2016,
as the original leased property. Effective
August 10, 2016,
the Company extended the term of the lease through
November 30, 2019.
The minimum rent payments, including rent holidays, are recognized on a straight line basis over the term of the lease.

Centric Solutions entered into an operating lease agreement in
August 2008
for approximately
23,000
square feet of office and manufacturing space in Coppell, Texas, with a term of approximately seven
years. On
November 30, 2015
Centric Solutions’ operating lease expired and was not renewed.

The Company entered into an operating lease agreement in
April 2015
for approximately
36,000
square feet of warehouse space in Roanoke, Virginia. The lease term is for twelve
months and terminated on
April 30, 2016,
but the Company exercised the
first
of its
four (4) one
year options to renew the lease and anticipates it will exercise the remaining three (3) one
year options. The rent payments are recognized on a straight line basis over the extended term of the lease.

The Company’s future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one
year) as of
October 31, 2016
consist of the following:

Fiscal year	Operating Lease
2017	$309,743
2018	318,629
2019	327,106
2020	72,041
Total	$1,027,519

Total rent expense associated with the operating leases for the fiscal years ended
October 31, 2016,
2015
and
2014
was
$391,116,
$479,937
and
$425,084,
respectively.